Income and expenses - Payroll expenses (Detail) - Payroll expenses [domain member]	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Payroll expenses [line items]
Short-term employee benefits	€ (87,775,000)	€ (76,023,000)	€ (60,195,000)
Social security expenses	(15,647,000)	(14,139,000)	(11,200,000)
Expenses defined contribution plans	(1,033,000)	(936,000)	(926,000)
Other employee expenses	(12,612,000)	(13,900,000)	(9,572,000)
Total	€ (117,067,000)	€ (104,998,000)	€ (81,893,000)
Total registered employees at the end of the period	2,177	2,009	1,862